Earnings (Loss) Per Share (Details) - Schedule of earnings per share ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Aug. 31, 2022 CNY (¥) ¥ / shares shares	Aug. 31, 2022 $ / shares	Aug. 31, 2021 CNY (¥) ¥ / shares shares	Aug. 31, 2020 CNY (¥) ¥ / shares shares
Numerator used in basic and diluted earnings/(loss) per share:
Net loss attributable to Bright Scholar Education Holdings Limited from continuing operations	¥ (709,340)		¥ (540,768)	¥ (316,878)
Net income attributable to Bright Scholar Education Holdings Limited from discontinued operations			487,963	477,883
Net income/(loss) attributable to Bright Scholar Education Holdings Limited shareholders	¥ (709,340)		¥ (52,805)	¥ 161,005
Shares (denominator):
Weighted average ordinary shares outstanding used in calculating earnings/(loss) per share—basic and diluted | shares	118,697,495		119,220,331	120,158,001
Net loss from continuing operations attributable to ordinary shareholders | (per share)	¥ (5.98)	$ (0.87)	¥ (4.54)	¥ (2.64)
Net income from discontinued operations attributable to ordinary shareholders | (per share)			4.09	3.98
Net income/(loss) attributable to Bright Scholar Education Holdings Limited shareholders | ¥ / shares	¥ (5.98)		¥ (0.45)	¥ 1.34